DUE TO BANKS AND CORRESPONDENTS - Summary of detailed information of deposits from banks (Details) - International funds and others [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		S/ 2,710,224	S/ 5,654,014
Bank of America, N.A. (v)
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	994,200
Sumitomo Mitsui Banking Corporation
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		181,050	984,258
Wells Fargo Bank, N.A.
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[1]	181,050	730,074
Bancoldex
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		118,516
Citibank N.A.
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[2]	362,100	662,800
Toronto Dominion Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		271,575
Banco de la Nacion [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		260,000
Corporacion Financiera de Desarrollo COFIDE [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		624,480	406,710
Bank of New York Mellon
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings	[3]	181,051	331,400
Caja Municipal de Ahorro y Crdito de Arequipa S.A. [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		25,000	140,000
Scotiabank Peru S.A.A [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		100,000	100,000
Bankinter
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		72,420
Banco de Desarrollo de America Latina - CAF
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	662,800
International Finance Corporation IFC [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	91,558
Standard Chartered Bank [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	86,827
Banco BBVA Per [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		107,900	85,000
Banco Internacional del Per S.A.A. (Interbank) [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		0	50,000
Others less than S/51.0 million [Member]
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings		S/ 225,082	S/ 328,387

[1]	as of December 31, 2019) that remained hedged by an interest rate swap (IRS) for a nominal amount equal to the principal and same maturity, note 13(b), said loan was economically converted to a fixed rate.Likewise, at December 31, 2020, the loan for US$100 million were due (US$100.0 million, equivalent to S/331.4
[2]	(v) As of December 31, 2020, the balance corresponds to US$300.0 million were due, (US$300.0 million equivalent to S/994.2 million,
[3]	(US$100.0 million, equivalent to S/331.4